Operating Segment and Geographic Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 MXN ($) Supplier	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018
Disclosure of operating segments [Line Items]
Revenues	$ 19,014,906,000	$ 11,866,373,000	$ 16,226,021,000
Percentage the compliance with the TM by the company's Mexican airports		99.10%	100.00%	100.00%
Description about major suppliers	The Company has no dependence on a specific supplier, due to, no one supplier represents more than 10% of its capital investments in productive assets and/or of the total operating costs.
Number of one suppliers accounted for more than 10% of capital investment | Supplier	0
Bottom Of Range [Member]
Disclosure of operating segments [Line Items]
Percentage of capital investment for major suppliers	10.00%
Airport facilities [Member]
Disclosure of operating segments [Line Items]
Percentage the compliance with the TM by the company's Mexican airports	52.50%	50.00%	52.90%
Number of customers accounted for more than 10% of consolidated revenues	0
Airport facilities [Member] | Bottom Of Range [Member]
Disclosure of operating segments [Line Items]
Percentage of consolidated revenues for major customers	10.00%
Jamaica [Member]
Disclosure of operating segments [Line Items]
Revenues	$ 2,201,495,000	$ 1,696,338,000	$ 2,413,596,000
Non-current assets	5,973,780,000	5,864,748,000	5,725,684,000
Country of Domicile [Member]
Disclosure of operating segments [Line Items]
Revenues	16,813,441,000	10,170,035,000	13,812,424,000
Non-current assets	30,687,386,000	$ 37,554,817,000	$ 20,831,006,000
Spain [Member]
Disclosure of operating segments [Line Items]
Revenues	0
Non-current assets	$ 0